Allowance for Loan and Lease Losses Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 105,206		$ 105,206		$ 116,075	$ 95,633
Impaired Financing Receivable, Related Allowance	11,814		11,814		13,457	16,582
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	92,053		92,053		117,213	160,271
Impaired Financing Receivable, Average Investment	208,575	228,453	216,812	235,896	251,274	275,672	244,332
Impaired Financing Receivable, Interest Income, Cash Basis Method	1,134	1,258	2,375	2,138	4,805	21,480	21,365
Residential Portfolio Segment
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	69,852		69,852		74,189	41,268
Impaired Financing Receivable, Related Allowance	7,571		7,571		7,436	6,879
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	19,939		19,939		16,738	28,524
Impaired Financing Receivable, Average Investment	91,238	82,849	91,134	77,417	87,037
Impaired Financing Receivable, Interest Income, Cash Basis Method	654	642	1,314	1,165	1,696
Commercial Loan
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	8,101		8,101		4,697
Impaired Financing Receivable, Related Allowance	262		262		779
Impaired Financing Receivable, with No Related Allowance, Recorded Investment					9,814	1,379
Impaired Financing Receivable, Average Investment	8,480	1,277	10,490	1,312	7,945
Impaired Financing Receivable, Interest Income, Cash Basis Method	12	12	35	23	361
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	27,253		27,253		37,189	54,365
Impaired Financing Receivable, Related Allowance	3,981		3,981		5,242	9,703
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	72,114		72,114		90,661	130,368
Impaired Financing Receivable, Average Investment	108,857	144,327	115,188	157,167	156,292
Impaired Financing Receivable, Interest Income, Cash Basis Method	$ 468	$ 604	$ 1,026	$ 950	$ 2,748